CONSOLIDATED STATEMENTS OF CASH FLOWS 6 Months Ended (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (28,069)	$ (89,662)	$ (208,147)	$ (46,278)
Changes in operating assets and liabilities:
Accounts payable	4,225	(11,865)	(4,225)
Net cash used in operating activities	(17,919)	(50,987)	(109,180)	(11,729)
Cash flows from investing activities:
Net cash used in investing activities				850
Cash flows from financing activities:
Net cash provided by financing activities		37,944	101,952	(19,215)
Net increase in cash	(17,919)	(13,043)	(7,228)	(31,794)
Cash at beginning of period	21,778	29,006	29,006	60,800
Cash at end of period	3,859	15,963	21,778	29,006
Turnongreen Inc [Member]
Cash flows from operating activities:
Net loss	(1,937,000)	(264,000)	(1,827,000)	(568,000)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,000	13,000	25,000	33,000
Amortization of right-of-use assets	240,000	33,000	68,000	27,000
Increase in net parent investment for corporate overhead	160,000	165,000	330,000	490,000
Changes in operating assets and liabilities:
Accounts receivable	(281,000)	(279,000)	(245,000)	(157,000)
Prepaid expenses and other current assets	959,000	(1,085,000)	(1,998,000)	(60,000)
Inventory	(1,457,000)	8,000	(914,000)	224,000
Accounts payable	328,000	(408,000)	(390,000)	(510,000)
Other current liabilities	320,000	342,000	164,000	(166,000)
Lease liabilities	(108,000)	(35,000)	64,000	11,000
Net cash used in operating activities	(1,746,000)	(1,510,000)	(4,341,000)	(391,000)
Cash flows from investing activities:
Purchase of property and equipment	(147,000)		(18,000)	(26,000)
Net cash used in investing activities	(147,000)		(18,000)	(26,000)
Cash flows from financing activities:
Proceeds from investment from parent	2,101,000	1,669,000	4,213,000	637,000
Net cash provided by financing activities	2,101,000	1,669,000	4,213,000	637,000
Net increase in cash	208,000	159,000	(146,000)	220,000
Cash at beginning of period	112,000	258,000	258,000	38,000
Cash at end of period	320,000	417,000	$ 112,000	$ 258,000
Non-cash investing and financing activities:
Recognition of new operating lease right-of-use assets and lease liabilities	$ 1,905,000